Victory Pioneer Securitized Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Victory Pioneer Securitized Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	9.24%	12.81%	(3.47%)	9.06%	3.49%